Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Net Loss Per Ordinary Share [Abstract]
Diluted weighted average shares outstanding		5,195,790		14,840,000	5,259,580	14,840,000	8,901,159	11,581,616
Diluted net loss per ordinary share	$ (0.02)	$ (0.02)	$ 0.00	$ 0.00	$ (0.08)	$ (0.01)	$ (0.14)	$ (0.06)